Other expenses, net (Tables)	12 Months Ended
Dec. 31, 2017
Other expense
Schedule of other expenses

	For the year ended December 31,
	2015	2016	2017
	(in thousands)
Impairment of other intangible assets	631	1,830	—
Other expenses, net	—	497	142

Total other expenses, net	631	2,327	142